Cryptocurrencies	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
Cryptocurrencies

8. Cryptocurrencies

Cryptocurrency holdings were comprised of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Current assets:
USDT	6,035	2,357

Non-current assets:
ETH and staked ETH (Note a)	186,631	98,090
Bitcoin	886	686
Others (Note b)	90	83
	187,607	98,859

The following table presents the Group’s cryptocurrency holdings as of December 31, 2025 and June 30, 2026:

	As of December 31, 2025			As of June 30, 2026
Cryptocurrency	Quantity	Cost basis	Fair value	Quantity	Cost basis	Fair value
		(RMB in thousands)			(RMB in thousands)
USDT	858,555	6,035	6,035	346,112	2,357	2,357
ETH and staked ETH (Note a)	8,826	162,933	186,631	9,176	160,226	98,090
Bitcoin	1	1,051	886	1.72	1,177	686
Others (Note b)	Multiple	455	90	Multiple	431	83

Note a: As of December 31, 2025 and June 30, 2026, approximately 1,709 ETH and 1,000 ETH, respectively, were staked. The staked ETH are not subject to material contractual lock-up arrangements or other significant restrictions on sale. The staking rewards are recognized in other income, net when earned and control of the reward ETH is obtained. The rewards are measured based on the fair value of the ETH received on the date earned.

Note b: The ‘Others’ category encompasses various cryptocurrencies that are not reported individually due to their lower significance.

The following table presents additional information about the Group’s cryptocurrencies:

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Beginning balance	178,869	193,642
Purchases of cryptocurrencies in cash	12,719	—
Cryptocurrencies received from customers	19,315	2,618
Staking rewards from self-owned cryptocurrencies	—	1,574
Operating expenses paid in cryptocurrencies	(455)	(7)
Sales and exchanges of cryptocurrencies	(16,342)	(2,509)
Changes in fair value of cryptocurrencies	(27,966)	(89,487)
Foreign exchange differences	(900)	(4,615)
Ending balance	165,240	101,216